N-2	Nov. 01, 2023
Cover [Abstract]
Entity Central Index Key	0001172052
Amendment Flag	false
Securities Act File Number	000-50070
Document Type	8-K
Entity Registrant Name	SAFETY INSURANCE GROUP, INC.
Entity Address, Address Line One	20 Custom House Street
Entity Address, City or Town	Boston
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02110
City Area Code	(617)
Local Phone Number	951-0600
Entity Emerging Growth Company	false